FAIR VALUE MEASUREMENTS - Additional information (Details)	5 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jul. 30, 2020 USD ($) $ / shares
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Number of shares in a unit | shares		1
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of subsequent measurement on fair value of warrant	$ 25,489,000	$ 25,489,000
Public Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of warrants transfers out of Level 3	11,270,000
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of subsequent measurement on fair value of warrant	9,504,000	9,504,000	$ 13,259,885
Level 1 | Fair Value, Recurring | Public Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of subsequent measurement on fair value of warrant	$ 15,985,000	$ 15,985,000
Level 1 | Public Warrant | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant				$ 11,300,000
Fair value of initial measurement per warrant	1.39	1.39		0.98
Level 1 | Private Placement Warrants | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of initial measurement on fair value of warrant	$ 9,100,000	$ 9,100,000		$ 6,700,000
Fair value of initial measurement per warrant | $ / shares	1.44	1.44		1.02
Level 3 | Fair Value, Recurring | Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Aggregate value of subsequent measurement on fair value of warrant	$ 9,504,000	$ 9,504,000